Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 03, 2020 shares	Apr. 30, 2019 USD ($) shares	May 31, 2018 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 shares
Organization And Principal Activities [Line Items]
Issuance of ordinary shares | ¥				¥ 2,110,066
Tencent Holding Limited [Member]
Organization And Principal Activities [Line Items]
Percentage of common shares fully diluted	50.10%
Percentage of common shares Issued and outstanding	50.90%
ADS [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares		13,600,000			17,250,000
Issuance of ordinary shares | $		$ 313.8	$ 175.7
Common Class B [Member] | Tencent Holding Limited [Member]
Organization And Principal Activities [Line Items]
Number of shares transferred	16,523,819
Common Class B [Member] | JOYY Inc [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares		4,800,000
Number of shares converted into ordinary shares		4,800,000